Goodwill and Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Other Intangible Assets, Net
Schedule of components of intangible assets

	Thousands of Yen
	2022	2021
Intangible assets subject to amortization:
Software for internal use	¥156,236	¥113,345
Reacquired franchise rights	-	19,343
Customer relationship	223,777	180,000
Trademark	160,000	160,000
Other	750	750
Total	540,763	473,438
Accumulated amortization	(137,458)	(82,769)
Net carrying amount	403,305	390,669

Intangible assets not subject to amortization:
Goodwill	539,490	600,329
Telephone rights	369	369
Total	539,859	600,698
Total intangible assets	¥943,164	¥991,367

Schedule of estimated aggregate amortization expense for intangible assets

Thousands of Yen
Year ending December 31:
2023	¥84,895
2024	77,951
2025	70,754
2026	69,709
2027	63,395
Thereafter	36,601
Total	¥403,305

Schedule of changes in carrying amount of goodwill

Thousands of Yen
Balance at December 31, 2020	150,720
Acquisitions of relaxation salons*¹	185,263
Acquisition of SAWAN’s shares*³	110,881
Acquisition of ZACC’s shares*²	167,241
Sale of directly-owned salons, and closure of directly-owned salons	(13,776)
Balance at December 31, 2021	¥600,329
Acquisitions of relaxation salons*¹	―
Sale of directly-owned salons, and closure of directly-owned salons	(60,839)
Balance at December 31, 2022	¥539,490
*1	Acquisitions for the years ended December 31, 2022, 2021 and 2020 relate to relaxation salon acquisitions in the relaxation salon segment. Refer to Note 2.
*2	Acquisition for the year ended December 31, 2021 relates to ZACC’s shares acquisition in the luxury beauty segment. Refer to Note 2.
*3	Acquisition for the year ended December 31, 2021 relates to SAWAN’s shares acquisitions in the relaxation salon segment. Refer to Note 2.